UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MARCH 31

Date of reporting period:  MARCH 31, 2008



ITEM 1. REPORT TO STOCKHOLDERS.
USAA CAL8IFORNIA MONEY MARKET FUND - ANNUAL REPORT FOR PERIOD ENDING MARCH 31, 2008

[LOGO OF USAA]
    USAA(R)

                            USAA CALIFORNIA
                                  MONEY MARKET Fund

                                  [GRAPHIC OF USAA CALIFORNIA MONEY MARKET FUND]

                            A n n u a l  R e p o r t

--------------------------------------------------------------------------------
   MARCH 31, 2008

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                    2

MANAGER'S COMMENTARY                                                          4

INVESTMENT OVERVIEW                                                           7

FINANCIAL INFORMATION

   Distributions to Shareholders                                             12

   Report of Independent Registered Public Accounting Firm                   13

   Portfolio of Investments                                                  14

   Notes to Portfolio of Investments                                         19

   Financial Statements                                                      20

   Notes to Financial Statements                                             23

EXPENSE EXAMPLE                                                              32

TRUSTEES' AND OFFICERS' INFORMATION                                          34

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2008, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                          "

                                          IN THE CHAOS OF THIS MARKET SELL-OFF,
[PHOTO OF CHRISTOPHER W. CLAUS]         OPPORTUNITIES HAVE PRESENTED THEMSELVES.

                                                          "

                                                                      April 2008
--------------------------------------------------------------------------------

Does every dark cloud have a silver lining? Investors would be forgiven for wondering about the truth of this aphorism, because it has certainly been put to the test over the last 12 months. Problems in the mortgage sector spilled into most areas of the stock and bond markets, creating a volatile market. But one outcome of the turmoil - a global credit crunch and the unwinding of leveraged investment strategies - has led to an attractive buying opportunity - in fact, among the most attractive many of us at USAA have ever seen - for quality municipal securities.

Municipal bonds always have been favored for their tax-exempt status. The income they generate usually is free from income taxes at the federal and, in some cases, state level. However, as I write to you in mid-April, high-quality municipal securities are trading at unprecedented levels, offering higher yields than Treasuries - a very unusual situation. For instance, on March 31, 2008, the 30-day SEC yield* on the USAA Tax Exempt Long-Term Fund was 4.46%. (To match that, a fully taxable investment for those in the 35% tax bracket must pay 6.86%.)** At the end of the day, it is my opinion that tax-exempt investing doesn't get much better than this.

We are seeing the results of "irrational despondency," in my opinion. As the credit crunch unfolded, many financial institutions had to raise money to fund minimum capital requirements, or in the case of hedge funds, to meet margin calls. Unable to liquidate their lowest-quality holdings, these large investors were forced to sell what they would prefer to keep: their quality municipal bonds. As the selling accelerated and the market was flooded with supply, investors appeared to adopt a negative outlook on the asset class, which I believe pushed the prices of municipal bonds below their intrinsic value.

In the chaos of this market sell-off, opportunities have presented themselves - especially to investors who can look through the headlines and discern where value lies. At the time of this writing, we believe that there are compelling buying opportunities in the municipal bond market. Furthermore, as the forced selling subsides and liquidity improves, municipal bond prices are likely to increase, which could add value to tax-exempt holdings beyond the attractive after-tax yields investors already may have received.

Tax-exempt securities could become even more appealing in the months ahead. In my opinion, the federal government - no matter which party wins the November

 . . . C O N T I N U E D
========================--------------------------------------------------------

election - will consider raising income taxes to fund the war, Social Security, and Medicare, among other things. Even if there isn't a tax increase, I think there may be fewer deductions available to taxpayers. If so, more people will want to shelter their income, and tax-exempt investing is one way to do it.

At USAA Investment Management Company, we continue to be pleased with the performance of your tax-exempt funds. We also remain committed to providing our members and shareholders with tax-exempt income that is not subject to the alternative minimum tax (AMT) for individual taxpayers. All in all, I believe we offer superior value.

From all of us here, thank you for your business. We appreciate the opportunity to help you with your investment needs.

Sincerely,

/S/ CHRISTOPHER W. CLAUS

Christopher W. Claus
President and Vice Chairman of the Board
USAA Mutual Funds Trust

*CALCULATED AS PRESCRIBED BY THE SECURITIES AND EXCHANGE COMMISSION.

**As of 3/31/08, the USAA Tax Exempt Long-Term Fund had average annual returns of 1-year -1.98%, 5-year 3.60%, 10-year 4.45%, with dividend returns of 4.51%, 4.56%, and 5.05%, respectively; to match those dividend returns for the same time period, a fully taxable investment for the 35% tax bracket must pay 1-year 6.94%, 5-year 7.02%, 10-year 7.77%. The tax-equivalent figures are calculated for illustrative purposes only. They are not an indication of performance for any of the USAA family of funds. Taxable-equivalent returns or yields will vary depending on applicable tax rates. The Fund's expense ratio is 0.55%.

THE EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY, AS REPORTED IN THE FUND'S PROSPECTUS DATED AUGUST 1, 2007, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE USAA MUTUAL FUNDS CAREFULLY BEFORE INVESTING. CONTACT US AT (800) 531-USAA FOR A PROSPECTUS CONTAINING THIS AND OTHER INFORMATION ABOUT THE FUNDS FROM USAA INVESTMENT MANAGEMENT COMPANY, DISTRIBUTOR. READ IT CAREFULLY BEFORE INVESTING.

4

 M A N A G E R ' S
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

[PHOTO OF REGINA G. SHAFER]
   REGINA G. SHAFER, CFA
   USAA Investment Management Company

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM FROM APRIL 1, 2007, TO MARCH 31, 2008?

         The tax-exempt USAA California Money Market Fund performed well for the one-year period ended March 31, 2008. The Fund had a return of 3.10%, compared to an average of 2.82% for the California tax-exempt money market funds category, according to iMoneyNet, Inc. For that time period, the Fund ranked 10 out of 67 for the category. Rankings are based on 12-month net compound unannualized returns.

WHAT WERE THE MARKET CONDITIONS?

         Beginning in September 2007 when the federal funds rate stood at 5.25%, the Federal Reserve Board (the Fed) began aggressively cutting short-term interest rates. The Fed seemed to be acknowledging that it had underestimated the impact of the housing downturn on the U.S. economy as well as its effect on the financial industry, including banks, brokerage firms, and insurance companies. As of March 31, 2008, the federal funds rate was 2.25%.

         Yields on municipal notes also trended down during the period. According to the Bond Buyer One-Year Note Index, the yield on a one-year note rose from 3.56% on April 1, 2007, to 3.71% on

         REFER TO PAGE 8 FOR BENCHMARK DEFINITION.

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

         THE BOND BUYER ONE-YEAR NOTE INDEX IS BASED ON ESTIMATED YIELDS FOR THEORETICAL NEW ONE-YEAR NOTE ISSUES FROM 10 STATE AND LOCAL ISSUERS:
         CALIFORNIA, COLORADO, IDAHO, LOS ANGELES COUNTY, MICHIGAN, NEW JERSEY, NEW YORK CITY, PENNSYLVANIA, TEXAS, AND WISCONSIN. THE INDEX IS AN UNWEIGHTED AVERAGE OF THE AVERAGE ESTIMATED BID-SIDE YIELDS FOR THE 10 ISSUES.

 . . . C O N T I N U E D
========================--------------------------------------------------------

         June 14, 2007. It reached a low of 1.02% on February 14, 2008, and rebounded to 1.67% by March 31, 2008. Municipal variable-rate demand notes (VRDNs) were attractive throughout the period, especially in the first quarter of 2008, when there was an imbalance in supply and demand. The SIFMA Municipal Swap Index, the index of seven-day variable rate-demand notes (VRDNs), was 3.65% on March 31, 2007, fell to a low of 1.24% on February 13, 2008, and ended the period at 2.21% on March 31, 2008.

WHAT WERE YOUR STRATEGIES IN THIS ENVIRONMENT?

         We strive to provide our shareholders with as much tax-exempt income as possible, with the safety of the Fund's $1 price per share as our primary goal. To this end, we continued to invest a large portion of the portfolio in VRDNs. The VRDNs that the Fund owns have a demand feature that allows us to sell the bonds at par (100% of face value) with seven-day notice or less. They also have interest rates that reset at least weekly. A recent imbalance in supply and demand caused them to reset higher than expected, adding to the Fund's dividend yield and boosting it relative to its taxable counterparts.

         As always, we rely on our team of experienced credit analysts to evaluate and monitor every one of the Fund's holdings. To make the Fund as tax efficient as possible, we continue to avoid issues subject to the alternative minimum tax (AMT) for individuals.

WHAT ARE THE CONDITIONS IN THE STATE OF CALIFORNIA?

         The state's 2008 fiscal year is off to a rough start. As the effects of California's significant housing downturn linger, revenue collections continue to suffer. In an attempt to overcome the revenue shortfall, the Legislature enacted special midyear budget cuts, including the issuance of additional economic recovery bonds. California's structural budget issues remain, however, and state debt levels are

         THE SECURITIES INDUSTRY AND FINANCIAL MARKETS ASSOCIATION (SIMFA) MUNICIPAL SWAP INDEX, PRODUCED BY MUNICIPAL MARKET DATA, IS A SEVEN-DAY HIGH-GRADE MARKET INDEX COMPRISED OF TAX-EXEMPT VARIABLE-RATE DEMAND OBLIGATIONS FROM MUNICIPAL MARKET DATA'S EXTENSIVE DATABASE.

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

         expected to rise. The state's general obligation bonds currently are rated A1 by Moody's Investors Service and A+ by Standard & Poor's Ratings and Fitch Ratings.

WHAT IS THE OUTLOOK?

         The U.S. economy has slowed substantially, and we do not expect renewed growth until the housing market stabilizes, which is unlikely before early 2009. The Fed may lower rates further until the economy begins to stabilize. We plan to maintain our income orientation, using any spike in short-term rates as opportunities to seek to provide more tax-exempt income.

         As always, we will continue working hard to seek to increase the tax-exempt income of your Fund. Thank you for your trust in us.

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA CALIFORNIA MONEY MARKET FUND
           (Ticker Symbol: UCAXX)

OBJECTIVE
--------------------------------------------------------------------------------

         High level of current interest income that is exempt from federal and California state income taxes and a further objective of preserving capital and maintaining liquidity.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

         Invests in high-quality California tax-exempt securities with remaining maturities of 397 days or less.

--------------------------------------------------------------------------------------------
                                                           3/31/08             3/31/07
--------------------------------------------------------------------------------------------
Net Assets                                             $631.7 Million       $556.7 Million
Net Asset Value Per Share                                   $1.00               $1.00

--------------------------------------------------------------------------------------------
                                                           3/31/08             3/31/07
--------------------------------------------------------------------------------------------
Dollar-Weighted Average Portfolio Maturity                 14 Days             20 Days

         DOLLAR-WEIGHTED AVERAGE PORTFOLIO MATURITY IS OBTAINED BY MULTIPLYING THE DOLLAR VALUE OF EACH INVESTMENT BY THE NUMBER OF DAYS LEFT TO ITS MATURITY, THEN ADDING THOSE FIGURES TOGETHER AND DIVIDING THEM BY THE TOTAL DOLLAR VALUE OF THE FUND'S PORTFOLIO.

-------------------------------------------------------------------------------
           AVERAGE ANNUAL TOTAL RETURNS AND 7-DAY YIELD AS OF 3/31/08
-------------------------------------------------------------------------------

1 YEAR                5 YEARS                10 YEARS                7-DAY YIELD
3.10%                  2.02%                  2.25%                     2.60%

         THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

         AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

         TOTAL RETURN EQUALS INCOME RETURN AND ASSUMES REINVESTMENT OF ALL NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. YIELDS AND RETURNS FLUCTUATE. THE SEVEN-DAY YIELD QUOTATION MORE CLOSELY REFLECTS CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN QUOTATION.

8

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

                        7-DAY YIELD COMPARISON

                   [CHART OF 7-DAY YIELD COMPARISON]

                   USAA CALIFORNIA
                  MONEY MARKET FUND        iMONEYNET AVERAGE
                  -----------------        -----------------
 3/26/2007              3.16%                    3.01%
 4/30/2007              3.40                     3.24
 5/29/2007              3.34                     3.21
 6/25/2007              3.26                     3.12
 7/30/2007              3.19                     3.05
 8/27/2007              3.35                     3.25
 9/24/2007              3.34                     3.19
10/29/2007              3.02                     2.89
11/26/2007              3.14                     2.99
12/31/2007              3.02                     2.81
 1/28/2008              2.73                     2.35
 2/25/2008              2.26                     1.83
 3/31/2008              2.60                     1.69

                          [END CHART]

         DATA REPRESENT THE LAST MONDAY OF EACH MONTH. ENDING DATE 3/31/08.

         The graph tracks the Fund's seven-day yield against iMoneyNet, Inc. All State Specific California SB (Stock Broker) & GP (General Purpose) Tax-Free Money Funds, an average of money market fund yields. iMoneyNet, Inc. is an organization that tracks the performance of money market funds.

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

--------------------------------------------------------
                    TOP 10 INDUSTRIES
                     AS OF 3/31/2008
                    (% of Net Assets)
--------------------------------------------------------

General Obligation                               27.8%

Special Assessment/Tax/Fee                       11.4%

Escrowed Bonds                                   10.1%

Water/Sewer Utility                               9.7%

Education                                         8.8%

Appropriated Debt                                 8.1%

Multifamily Housing                               5.1%

Nursing/CCRC                                      4.7%

Electric/Gas Utilities                            2.5%

Hospital                                          2.2%
------------------------------------------------------

         YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 14-18.

10

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         HIGHLIGHTS

                                  PORTFOLIO MIX
                                     3/31/08

                          [PIE CHART OF PORTFOLIO MIX]

Variable-Rate Demand Notes                                  91.5%
Fixed-Rate Instruments                                       3.6%
Put Bonds                                                    2.4%

                            [END CHART]

         PERCENTAGES ARE OF NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                        CUMULATIVE PERFORMANCE OF $10,000

                        [CHART OF CUMULATIVE PERFORMANCE]

                                                           USAA CALIFORNIA MONEY
                                                               MARKET FUND
                                                           ---------------------
03/31/98                                                       $10,000.00
04/30/98                                                        10,029.35
05/31/98                                                        10,057.33
06/30/98                                                        10,086.76
07/31/98                                                        10,112.69
08/31/98                                                        10,137.31
09/30/98                                                        10,163.21
10/31/98                                                        10,188.18
11/30/98                                                        10,213.25
12/31/98                                                        10,238.38
01/31/99                                                        10,260.38
02/28/99                                                        10,278.31
03/31/99                                                        10,302.49
04/30/99                                                        10,325.64
05/31/99                                                        10,349.97
06/30/99                                                        10,376.42
07/31/99                                                        10,398.33
08/31/99                                                        10,422.78
09/30/99                                                        10,446.75
10/31/99                                                        10,469.92
11/30/99                                                        10,498.59
12/31/99                                                        10,526.70
01/31/00                                                        10,550.87
02/29/00                                                        10,572.35
03/31/00                                                        10,598.24
04/30/00                                                        10,623.99
05/31/00                                                        10,662.03
06/30/00                                                        10,692.82
07/31/00                                                        10,723.47
08/31/00                                                        10,754.22
09/30/00                                                        10,782.65
10/31/00                                                        10,814.90
11/30/00                                                        10,848.57
12/31/00                                                        10,878.20
01/31/01                                                        10,903.27
02/28/01                                                        10,926.82
03/31/01                                                        10,949.09
04/30/01                                                        10,981.02
05/31/01                                                        11,009.60
06/30/01                                                        11,032.54
07/31/01                                                        11,056.20
08/31/01                                                        11,075.53
09/30/01                                                        11,092.62
10/31/01                                                        11,112.43
11/30/01                                                        11,128.41
12/31/01                                                        11,140.33
01/31/02                                                        11,151.06
02/28/02                                                        11,161.26
03/31/02                                                        11,171.95
04/30/02                                                        11,183.49
05/31/02                                                        11,196.64
06/30/02                                                        11,206.30
07/31/02                                                        11,216.71
08/31/02                                                        11,228.14
09/30/02                                                        11,238.69
10/31/02                                                        11,252.00
11/30/02                                                        11,264.12
12/31/02                                                        11,273.85
01/31/03                                                        11,282.30
02/28/03                                                        11,290.01
03/31/03                                                        11,298.36
04/30/03                                                        11,307.13
05/31/03                                                        11,316.63
06/30/03                                                        11,323.01
07/31/03                                                        11,327.55
08/31/03                                                        11,332.34
09/30/03                                                        11,337.57
10/31/03                                                        11,343.69
11/30/03                                                        11,349.66
12/31/03                                                        11,356.19
01/31/04                                                        11,361.44
02/29/04                                                        11,366.04
03/31/04                                                        11,371.00
04/30/04                                                        11,377.14
05/31/04                                                        11,382.88
06/30/04                                                        11,388.56
07/31/04                                                        11,394.63
08/31/04                                                        11,401.40
09/30/04                                                        11,410.21
10/31/04                                                        11,421.96
11/30/04                                                        11,433.05
12/31/04                                                        11,445.52
01/31/05                                                        11,457.19
02/28/05                                                        11,469.91
03/31/05                                                        11,483.89
04/30/05                                                        11,502.98
05/31/05                                                        11,525.28
06/30/05                                                        11,543.56
07/31/05                                                        11,561.38
08/31/05                                                        11,580.58
09/30/05                                                        11,601.55
10/31/05                                                        11,621.66
11/30/05                                                        11,644.66
12/31/05                                                        11,672.30
01/31/06                                                        11,695.65
02/28/06                                                        11,719.37
03/31/06                                                        11,747.25
04/30/06                                                        11,773.65
05/31/06                                                        11,803.89
06/30/06                                                        11,836.67
07/31/06                                                        11,865.59
08/31/06                                                        11,896.01
09/30/06                                                        11,926.72
10/31/06                                                        11,956.01
11/30/06                                                        11,986.14
12/31/06                                                        12,019.85
01/31/07                                                        12,049.03
02/28/07                                                        12,077.99
03/31/07                                                        12,110.78
04/30/07                                                        12,142.20
05/31/07                                                        12,176.97
06/30/07                                                        12,210.32
07/31/07                                                        12,241.97
08/31/07                                                        12,279.00
09/30/07                                                        12,309.51
10/31/07                                                        12,341.88
11/30/07                                                        12,374.76
12/31/07                                                        12,406.46
01/31/08                                                        12,433.80
02/29/08                                                        12,457.45
03/31/08                                                        12,485.62

                                   [END CHART]

         DATA FROM 3/31/98 THROUGH 3/31/08.

         The graph illustrates the performance of a hypothetical $10,000 investment in the USAA California Money Market Fund.

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON REINVESTED NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. SOME INCOME MAY BE SUBJECT TO FEDERAL, STATE, OR LOCAL TAXES, OR TO THE FEDERAL ALTERNATIVE MINIMUM TAX. FOR SEVEN-DAY YIELD INFORMATION, PLEASE REFER TO THE FUND'S INVESTMENT OVERVIEW.

12

 D I S T R I B U T I O N S
==========================------------------------------------------------------
                           to SHAREHOLDERS

USAA CALIFORNIA MONEY MARKET FUND

         The following federal tax information related to the Fund's fiscal year ended March 31, 2008, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2009.

         The net investment income earned and distributed by the Fund during the fiscal year ended March 31, 2008, was 100% tax-exempt for federal income tax purposes.

         Pursuant to Section 852 of the Internal Revenue Code, as amended, the Fund has not designated any long-term realized capital gains for the fiscal year ended March 31, 2008.

 R E P O R T  O F  I N D E P E N D E N T  R E G I S T E R E D
========================--------------------------------------------------------
                         Public ACCOUNTING Firm

THE SHAREHOLDERS AND BOARD OF TRUSTEES OF USAA CALIFORNIA MONEY MARKET FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the USAA California Money Market Fund (one of the portfolios constituting USAA Mutual Funds Trust) (the "Fund") as of March 31, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2008, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the USAA California Money Market Fund at March 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /S/ ERNST & YOUNG LLP

San Antonio, Texas
May 15, 2008

14

 P O R T F O L I O
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                   of INVESTMENTS

USAA CALIFORNIA MONEY MARKET FUND
MARCH 31, 2008

CATEGORIES AND DEFINITIONS
--------------------------------------------------------------------------------

         VARIABLE-RATE DEMAND NOTES (VRDNs) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to a rate that reflects current market conditions. The effective maturity of these instruments is deemed to be less than 397 days in accordance with detailed regulatory requirements.

         PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

         FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

         CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the values of the securities.

         The Fund's investments consist of securities meeting the requirements to qualify at the time of purchase as "eligible securities" under the Securities and Exchange Commission (SEC) rules applicable to money market funds. With respect to quality, eligible securities generally consist of securities rated in one of the two highest categories for short-term securities or, if not rated, of comparable quality at the time of purchase. USAA Investment Management Company (the Manager) also attempts to minimize credit risk in the Fund through rigorous internal credit research.

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CALIFORNIA MONEY MARKET FUND
MARCH 31, 2008

             (INS) Principal and interest payments are insured by one of the following: AMBAC Assurance Corp., Assured Guaranty Corp.,
                       Financial   Security   Assurance   Holdings  Ltd.,   MBIA
                       Insurance Corp., or Radian Asset Assurance, Inc.
             (LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following: Bank of America, N.A., Citibank, N.A., Citigroup, Inc., Deutsche Bank A.G., Deutsche Postbank, Dexia Credit Local, JP Morgan Chase & Co., JP Morgan Chase Bank, N.A., Landesbank Hessen-Thuringen, Merrill Lynch & Co., Inc., Morgan Stanley, Societe Generale, U.S. Bank, N.A., Wachovia Bank, N.A., Wells Fargo & Co., or WestLB A.G.
             (LOC)     Principal and interest  payments are guaranteed by a bank
                       letter of credit or other bank credit agreement.
             (NBGA)    Principal  and  interest  payments  are  guaranteed  by a
                       nonbank guarantee agreement from Merrill Lynch & Co., Inc. or Morgan Stanley.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS
--------------------------------------------------------------------------------

             CCD       Community College District
             PRE       Prerefunded to a date prior to maturity
             SPEAR     Short Puttable Exempt Adjustable Receipts
             USD       Unified School District

16

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA CALIFORNIA MONEY MARKET FUND
MARCH 31, 2008

 PRINCIPAL                                                                    COUPON           FINAL
    AMOUNT    SECURITY                                                          RATE        MATURITY          VALUE
-------------------------------------------------------------------------------------------------------------------
              VARIABLE-RATE DEMAND NOTES (91.5%)
              CALIFORNIA (83.7%)
   $ 2,195    Apple Valley (LOC - Allied Irish Banks plc)                       2.22%      9/01/2015       $  2,195
     3,000    Association of Bay Area Governments (INS)(LIQ)(a)                 5.25      10/01/2035          3,000
     7,500    Coronado Community Dev. Agency (INS)(LIQ)(a)                      2.77       9/01/2035          7,500
     7,000    Golden State Tobacco Securitization
                Corp. (LIQ)(INS)(a)                                             2.26       6/01/2035          7,000
     1,825    Hacienda La Puente USD (LOC - Union Bank of
                California, N.A.)                                               2.10      10/01/2009          1,825
     4,960    Hanford (LOC - Union Bank of California, N.A.)                    2.29       4/01/2023          4,960
     9,765    Inglewood USD (LIQ)(INS)(a)                                       2.20      10/15/2023          9,765
    18,000    Irvine USD Communities Facilities
                District (LIQ)(LOC - State Street Bank and Trust Co.)(a)        2.27       3/01/2012         18,000
     2,690    Lemoore (LOC - Union Bank of California, N.A.)                    2.31      11/01/2020          2,690
     8,075    Loma Linda (LOC - Union Bank of California, N.A.)                 2.32       6/01/2025          8,075
    10,000    Long Beach Bond Financing Auth. (LIQ)(NBGA)(a)                    2.35      11/15/2033         10,000
    14,190    Long Beach USD (LIQ)(INS)(a)                                      2.26       2/01/2011         14,190
    10,000    Los Angeles (LOC - California Bank & Trust)                       2.19       8/01/2021         10,000
     7,900    Los Angeles Community Redevelopment
                Agency (LOC - Wells Fargo Bank, N.A.)                           2.15      12/01/2008          7,900
     5,550    Los Angeles Department of Water and
                Power (LIQ)(INS)(a)                                             2.26       7/01/2035          5,550
    12,850    Los Angeles Municipal Improvement Corp. (LIQ)(a)                  4.02       1/01/2031         12,850
     6,785    Montebello Public Financing Auth.
                (LOC - Union Bank of California, N.A.)                          2.32      12/01/2034          6,785
     2,795    Paramount USD (INS)(LIQ)(a)                                       2.29       8/01/2015          2,795
     2,605    Pasadena (INS)(LIQ)(a)                                            2.71       8/01/2019          2,605
    13,000    Richmond Joint Powers Financing
                Auth. (INS)(LIQ)                                                9.00       8/01/2037         13,000
     5,000    Sacramento County Sanitation Districts
                Financing Auth. (LIQ)(a)                                        2.24      12/01/2035          5,000
     6,000    Sacramento County Sanitation Districts
                Financing Auth. (LIQ)(PRE)(a)                                   2.37      12/01/2035          6,000
     6,970    San Bernardino CCD (LIQ)(INS)(a)                                  2.25       8/01/2023          6,970
    25,000    San Diego Public Facilities Financing
                Auth. (LIQ)(LOC - Citigroup, Inc.)(a)                           2.25       5/15/2009         25,000
    10,000    San Jose USD (LIQ)(LOC - Deutsche Bank A.G.)(a)                   2.23       6/01/2031         10,000
    20,000    San Mateo County Housing Auth. (LIQ)(NBGA)(a)                     5.05      11/01/2009         20,000
     5,925    Selma Public Financing Auth. (LOC -
                Allied Irish Banks plc)                                         2.22       9/15/2022          5,925

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA CALIFORNIA MONEY MARKET FUND
MARCH 31, 2008

 PRINCIPAL                                                                    COUPON           FINAL
    AMOUNT    SECURITY                                                          RATE        MATURITY          VALUE
-------------------------------------------------------------------------------------------------------------------
   $10,000    Sonoma County Junior College
                District (LIQ)(INS)(a)                                          2.21%      8/01/2013       $ 10,000
    37,060    SPEAR (LIQ)(LOC - Deutsche Bank A.G.)(a)                          2.28       8/01/2036         37,060
    15,525    State (INS)(LIQ)(a)                                               4.00      12/01/2012         15,525
     9,995    State (INS)(LIQ)(a)                                               2.29       6/01/2015          9,995
     7,755    State (LIQ)(LOC - Dexia Credit Local)(a)                          2.20       4/01/2017          7,755
     9,900    State (LIQ)(PRE)(a)                                               2.77       3/01/2018          9,900
     4,780    State (LIQ)(NBGA)(a)                                              3.30       6/01/2018          4,780
    10,740    State (LIQ)(PRE)(a)                                               2.77       3/01/2020         10,740
     5,490    State (LIQ)(LOC - Dexia Credit Local)(a)                          2.20       2/01/2025          5,490
     9,000    State (LIQ)(PRE)(a)                                               1.90       9/01/2028          9,000
    14,905    State (LIQ)(PRE)(a)                                               1.90      12/01/2030         14,905
    13,100    State (LIQ)(PRE)(a)                                               1.90      12/01/2030         13,100
    10,000    State Department of Water Resources (INS)(LIQ)                    4.50       5/01/2022         10,000
     8,110    State Educational Facilities Auth. (LIQ)
                (LOC - U.S. Bank, N.A.)(a)                                      2.23      12/01/2013          8,110
     3,900    State Educational Facilities Auth.
                (LOC - Allied Irish Banks plc)                                  2.21      12/01/2028          3,900
     8,000    State Health Facilities Financing Auth. (LIQ)(INS)                5.00      10/01/2022          8,000
     5,800    State Infrastructure and Economic Dev.
                Bank (LOC - Allied Irish Banks plc)                             2.22      10/01/2027          5,800
    12,000    State Infrastructure and Economic Dev.
                Bank (INS)(LIQ)                                                 5.25       7/01/2032         12,000
     3,200    Statewide Communities Dev. Auth.
                (LOC - SunTrust Bank)                                           2.21       6/01/2013          3,200
     4,210    Statewide Communities Dev. Auth. (LIQ)
                (LOC - Citigroup, Inc.)(a)                                      2.29       2/01/2015          4,210
     5,675    Statewide Communities Dev. Auth.
                (LOC - SunTrust Bank)                                           2.08       4/01/2027          5,675
    29,700    Statewide Communities Dev. Auth. (LIQ)(INS)                       6.00      11/15/2030         29,700
     7,000    Statewide Communities Dev. Auth. (LIQ)
                (LOC - Wells Fargo & Co.)(a)                                    2.31      10/01/2036          7,000
     6,000    Statewide Communities Dev. Auth.
                (LOC - City National Bank)                                      2.43       8/01/2037          6,000
     1,010    Univ. of California Regents (LIQ)(a)                              2.29       5/15/2013          1,010
    15,410    Univ. of California Regents (LIQ)(a)                              4.02       5/15/2037         15,410
     7,020    West Covina Public Financing Auth.
                (LOC - Union Bank of California, N.A.)                          2.32       5/01/2034          7,020
     5,335    West Covina Public Financing Auth.
                (LOC - Union Bank of California, N.A.)                          2.32       5/01/2034          5,335
    10,000    Whittier (LOC - Key Bank, N.A.)                                   2.30      12/01/2033         10,000

18

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA CALIFORNIA MONEY MARKET FUND
MARCH 31, 2008

 PRINCIPAL                                                                    COUPON           FINAL
    AMOUNT    SECURITY                                                          RATE        MATURITY          VALUE
-------------------------------------------------------------------------------------------------------------------
   $ 8,600    William S. Hart Union High School
                District (INS)(LIQ)(a)                                          4.50%      9/01/2027       $  8,600
                                                                                                           --------
                                                                                                            528,800
                                                                                                           --------
              PUERTO RICO (7.8%)
    17,500    Aqueduct and Sewer Auth. (LIQ)
                (LOC - Citigroup, Inc.)(a)                                      2.27      12/27/2008         17,500
     4,950    Highways and Transportation Auth. (LIQ)
                (LOC - Dexia Credit Local)(a)                                   2.21       7/01/2030          4,950
     1,400    Highways and Transportation Auth. (INS)(LIQ)(a)                   2.22       7/01/2036          1,400
     4,000    Highways and Transportation Auth. (INS)(LIQ)(a)                   4.00       7/01/2038          4,000
    21,170    Highways and Transportation Auth. (LIQ)
                (LOC - Dexia Credit Local)(a)                                   2.24       7/01/2041         21,170
                                                                                                           --------
                                                                                                             49,020
                                                                                                           --------
              Total Variable-Rate Demand Notes (cost: $577,820)                                             577,820
                                                                                                           --------

              PUT BONDS (2.4%)

              CALIFORNIA (1.6%)
     9,975    Los Angeles USD (LIQ)(LOC - U.S. Bank, N.A.)(a)                   3.74       7/01/2030          9,975
                                                                                                           --------
              PUERTO RICO (0.8%)
     5,500    Industrial, Medical and Environmental Pollution
                Control Facilities Financing Auth.                              2.25       3/01/2023          5,500
                                                                                                           --------
              Total Put Bonds (cost: $15,475)                                                                15,475
                                                                                                           --------

              FIXED-RATE INSTRUMENTS (3.6%)

              CALIFORNIA (3.6%)
     2,500    Desert CCD                                                        3.30(b)    8/01/2008          2,473
    10,000    Los Angeles                                                       4.50       6/30/2008         10,020
    10,000    State                                                             4.00       6/30/2008         10,015
                                                                                                           --------
              Total Fixed-Rate Instruments (cost: $22,508)                                                   22,508
                                                                                                           --------

              TOTAL INVESTMENTS (COST: $615,803)                                                           $615,803
                                                                                                           ========

 N O T E S
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           to Portfolio of INVESTMENTS

USAA CALIFORNIA MONEY MARKET FUND
MARCH 31, 2008

                                 GENERAL NOTES
--------------------------------------------------------------------------------

         Values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The cost of securities at March 31, 2008, for federal income tax purposes, was $615,803,000.

         The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

         (b) Zero-coupon security. Rate represents the effective yield at the date of purchase.

         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

20

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA CALIFORNIA MONEY MARKET FUND
MARCH 31, 2008

ASSETS
  Investments in securities  (amortized cost approximates market value)   $615,803
  Cash                                                                       1,526
  Receivables:
     Capital shares sold                                                     2,839
     Interest                                                                4,289
     Securities sold                                                         8,490
                                                                          --------
        Total assets                                                       632,947
                                                                          --------

LIABILITIES

  Payables:
     Capital shares redeemed                                                   982
     Dividends on capital shares                                                28
  Accrued management fees                                                      162
  Accrued transfer agent's fees                                                  9
  Other accrued expenses and payables                                           47
                                                                          --------
        Total liabilities                                                    1,228
                                                                          --------
           Net assets applicable to capital shares outstanding            $631,719
                                                                          ========
NET ASSETS CONSIST OF:
  Paid-in capital                                                         $631,687
  Accumulated net realized gain on investments                                  32
                                                                          --------
           Net assets applicable to capital shares outstanding            $631,719
                                                                          ========
  Capital shares outstanding, unlimited number of shares authorized,
     no par value                                                          631,679
                                                                          ========
  Net asset value, redemption price, and offering price per share         $   1.00
                                                                          ========

  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA CALIFORNIA MONEY MARKET FUND
YEAR ENDED MARCH 31, 2008

INVESTMENT INCOME
  Interest income                                                        $21,014
                                                                         -------
EXPENSES
  Management fees                                                          1,854
  Administration and servicing fees                                          595
  Transfer agent's fees                                                      256
  Custody and accounting fees                                                 88
  Postage                                                                     20
  Shareholder reporting fees                                                  25
  Trustees' fees                                                               9
  Registration fees                                                            1
  Professional fees                                                           58
  Other                                                                       15
                                                                         -------
     Total expenses                                                        2,921
  Expenses paid indirectly                                                   (17)
                                                                         -------
     Net expenses                                                          2,904
                                                                         -------
NET INVESTMENT INCOME                                                     18,110
                                                                         -------
NET REALIZED GAIN ON INVESTMENTS
  Net realized gain                                                          113
                                                                         -------
Increase in net assets resulting from operations                         $18,223
                                                                         =======

  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

22

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA CALIFORNIA MONEY MARKET FUND
YEARS ENDED MARCH 31,

                                                                   2008             2007
                                                              --------------------------
FROM OPERATIONS
  Net investment income                                       $  18,110        $  16,027
  Net realized gain on investments                                  113               20
                                                              --------------------------
     Increase in net assets resulting from operations            18,223           16,047
                                                              --------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                         (18,102)         (16,027)
  Net realized gains                                               (101)               -
                                                              --------------------------
     Distributions to shareholders                              (18,203)         (16,027)
                                                              --------------------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                                     634,428          519,034
  Reinvested dividends                                           17,844           15,570
  Cost of shares redeemed                                      (577,299)        (488,813)
                                                              --------------------------
     Increase in net assets from capital share transactions      74,973           45,791
                                                              --------------------------
  Net increase in net assets                                     74,993           45,811

NET ASSETS
  Beginning of year                                             556,726          510,915
                                                              --------------------------
  End of year                                                 $ 631,719        $ 556,726
                                                              ==========================
Overdistribution of net investment income
  End of year                                                 $       -        $      (8)
                                                              ==========================
CHANGE IN SHARES OUTSTANDING
  Shares sold                                                   634,428          519,034
  Shares issued for dividends reinvested                         17,844           15,570
  Shares redeemed                                              (577,299)        (488,813)
                                                              --------------------------
     Increase in shares outstanding                              74,973           45,791
                                                              ==========================

  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA CALIFORNIA MONEY MARKET FUND
MARCH 31, 2008

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 39 separate funds. The information presented in this annual report pertains only to the USAA California Money Market Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to provide investors with a high level of current interest income that is exempt from federal and California state income taxes, with a further objective of preserving capital and maintaining liquidity.

           A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

               1. Pursuant  to Rule 2a-7 under the 1940 Act,  securities  in the
                  Fund are valued at amortized cost, which approximates market value. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or discounts.

               2. Securities for which  amortized cost valuations are considered unreliable or a significant event has been recognized are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures and procedures to stabilize net asset value (NAV) approved by the Trust's Board of Trustees.

           B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially

24

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CALIFORNIA MONEY MARKET FUND
MARCH 31, 2008

               all of its income to its shareholders. Therefore, no federal income tax provision is required.

           C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities using the straight-line method. The Fund concentrates its investments in California tax-exempt securities and, therefore, may be exposed to more credit risk than portfolios with a broader geographical diversification.

           D. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The Fund had no delayed-delivery or when-issued commitments as of March 31, 2008.

           E. EXPENSES PAID INDIRECTLY - Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to reduce the Fund's expenses. For the year ended March 31, 2008, these custodian and other bank credits reduced the Fund's expenses by $17,000.

           F. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CALIFORNIA MONEY MARKET FUND
MARCH 31, 2008

               addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

           G. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates in a joint, short-term, revolving, committed loan agreement of $300 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

         The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.07% annually of the $300 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period.

26

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CALIFORNIA MONEY MARKET FUND
MARCH 31, 2008

         For the year ended March 31, 2008, the Fund paid CAPCO facility fees of $1,000, which represents 1.5% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the year ended March 31, 2008.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The character of any distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

         The tax character of distributions paid during the years ended March 31, 2008, and 2007, was as follows:

                                                     2008         2007
                                                 -------------------------
         Tax-exempt income                       $18,102,000   $16,027,000
         Ordinary income*                            101,000             -

         As of March 31, 2008, the components of net assets representing distributable earnings on a tax basis were as follows:

         Undistributed tax-exempt income                           $28,000
         Undistributed ordinary income*                             32,000

         *Represents short-term realized capital gains, which are taxable as ordinary income.

         Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CALIFORNIA MONEY MARKET FUND
MARCH 31, 2008

(4) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

           A. MANAGEMENT FEES - The Manager carries out the Fund's investment policies and manages the Fund's portfolio. The Fund's management fees are accrued daily and paid monthly as a percentage of aggregate average net assets of the USAA California Bond and USAA California Money Market funds combined, which on an annual basis is equal to 0.50% of the first $50 million, 0.40% of that portion over $50 million but not over $100 million, and 0.30% of that portion over $100 million. These fees are allocated on a proportional basis to each Fund monthly based upon average net assets. For the year ended March 31, 2008, the Fund incurred total management fees, paid or payable to the Manager, of $1,854,000, resulting in an effective annualized management fee of 0.31% of the Fund's average net assets for the same period.

           B. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.10% of the Fund's average net assets. For the year ended March 31, 2008, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $595,000.

              In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain legal and tax services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of a portion of these expenses incurred by the Manager. For the year ended March 31, 2008, the Fund reimbursed the Manager $10,000 for these legal and tax services. These expenses are included in the professional fees expenses on the Fund's statement of operations.

28

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CALIFORNIA MONEY MARKET FUND
MARCH 31, 2008

           C. TRANSFER AGENT's FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the year ended March 31, 2008, the Fund incurred transfer agent's fees, paid or payable to SAS, of $256,000.

           D.  UNDERWRITING   SERVICES   -  The   Manager   provides   exclusive
               underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(5) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(6) NEW ACCOUNTING PRONOUNCEMENTS
--------------------------------------------------------------------------------

            A. FASB INTERPRETATION NO. 48, "ACCOUNTING FOR UNCERTAINTY IN INCOME
               TAXES" (FIN 48) - On July 13, 2006, the Financial Accounting Standards Board (FASB) released FIN 48. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. The Fund adopted

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CALIFORNIA MONEY MARKET FUND
MARCH 31, 2008

               FIN 48 effective April 1, 2007, and has applied it to all open tax years as of the effective date. The Manager has determined that the adoption of FIN 48 has not resulted in a material impact to the Fund's net assets, results of operations, or financial statement disclosures.

            B. STATEMENT ON FINANCIAL  ACCOUNTING STANDARDS (FAS) NO. 157, "FAIR
               VALUE MEASUREMENTS" (FAS 157) - In September 2006, FASB issued FAS 157. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of March 31, 2008, the Manager does not believe the adoption of FAS 157 will impact the amounts reported in the Fund's financial statements; however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the statement of operations for a fiscal period.

            C. STATEMENT ON FINANCIAL  ACCOUNTING  STANDARDS  NO. 159, "THE FAIR
               VALUE OPTION FOR FINANCIAL ASSETS AND FINANCIAL LIABILITIES" (FAS
               159) - In February 2007, FASB issued FAS 159. In summary, FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. FAS 159 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Manager has evaluated FAS 159 and has

30

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CALIFORNIA MONEY MARKET FUND
MARCH 31, 2008

               determined that there are no eligible instruments for which the Fund intends to avail itself of the fair value option.

            D. STATEMENT ON FINANCIAL ACCOUNTING STANDARDS NO. 161, "DISCLOSURES
               ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES - AN AMENDMENT OF FASB STATEMENT NO. 133" (FAS 161) - In March 2008, FASB issued FAS 161. In summary, FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. FAS 161 is effective for financial statements issued for fiscal years beginning after November 15, 2008, and interim periods within those fiscal years. The Manager is in the process of evaluating the impact of FAS 161 on the Fund's financial statement disclosures.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CALIFORNIA MONEY MARKET FUND
MARCH 31, 2008

(7) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                 YEAR ENDED MARCH 31,
                                       -------------------------------------------------------------------
                                           2008          2007            2006           2005          2004
                                       -------------------------------------------------------------------
Net asset value at
    beginning of period                $   1.00      $   1.00        $   1.00       $   1.00      $   1.00
                                       -------------------------------------------------------------------
Income from investment operations:
    Net investment income                   .03           .03             .02            .01           .01
    Net realized gain                       .00(a)        .00(a)            -              -           .00(a)
                                       -------------------------------------------------------------------
Total from investment operations            .03           .03             .02            .01           .01
                                       -------------------------------------------------------------------
Less distributions from:
    Net investment income                  (.03)         (.03)           (.02)          (.01)         (.01)
    Realized capital gains                 (.00)(a)         -               -              -             -
                                       -------------------------------------------------------------------
Total distributions                        (.03)         (.03)           (.02)          (.01)         (.01)
                                       -------------------------------------------------------------------
Net asset value at end of period       $   1.00      $   1.00        $   1.00       $   1.00      $   1.00
                                       ===================================================================
Total return (%)*                          3.10          3.10(b)         2.28            .99           .64
Net assets at end of period (000)      $631,719      $556,726        $510,915       $459,510      $466,287
Ratios to average net assets:**
    Expenses (%)(c)                         .49           .50(b)          .49            .50           .50
    Net investment income (%)              3.04          3.06            2.26            .99           .64

  * Assumes  reinvestment of all net investment income and realized capital gain distributions  during the period.
 ** For the year ended March 31, 2008, average
    net assets were $595,871,000.
(a) Represents less than $0.01 per share.
(b) For the year ended March 31, 2007,  the Manager  voluntarily  reimbursed the
    Fund for excise tax expense incurred. The reimbursement had no effect on the
    Fund's total return or ratio of expenses to average net assets.
(c) Reflects  total  operating  expenses  of the Fund before  reductions  of any expenses paid indirectly.  The Fund's expenses paid indirectly decreased the expense ratios as follows:
                                           (.00%)(+)     (.00%)(+)       (.01%)         (.00%)(+)     (.00%)(+)
    + Represents less than 0.01% of average net assets.

32

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE (unaudited)

USAA CALIFORNIA MONEY MARKET FUND
MARCH 31, 2008

EXAMPLE
--------------------------------------------------------------------------------

         As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

         The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of October 1, 2007, through March 31, 2008.

ACTUAL EXPENSES
--------------------------------------------------------------------------------

         The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
--------------------------------------------------------------------------------

         The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE (unaudited)
               (continued)

USAA CALIFORNIA MONEY MARKET FUND
MARCH 31, 2008

         use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

         Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                              EXPENSES PAID
                                    BEGINNING              ENDING             DURING PERIOD*
                                  ACCOUNT VALUE         ACCOUNT VALUE        OCTOBER 1, 2007 -
                                 OCTOBER 1, 2007        MARCH 31, 2008        MARCH 31, 2008
                                 -------------------------------------------------------------
         Actual                     $1,000.00             $1,014.30               $2.42

         Hypothetical
             (5% return before
             expenses)               1,000.00              1,022.60                2.43

         *Expenses are equal to the Fund's annualized expense ratio of 0.48%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/366 days (to reflect the one-half-year period). The Fund's ending account value on the first line in the table is based on its actual total return of 1.43% for the six-month period of October 1, 2007, through March 31, 2008.

34

 T R U S T E E S '  A N D  O F F I C E R S '
===================-------------------------------------------------------------
                    INFORMATION

TRUSTEES AND OFFICERS OF THE TRUST
--------------------------------------------------------------------------------

         The Board of Trustees of the Trust consists of six Trustees. These Trustees and the Trust's Officers supervise the business affairs of the USAA family of funds. The Board of Trustees is responsible for the general oversight of the funds' business and for assuring that the funds are managed in the best interests of each fund's respective shareholders. The Board of Trustees periodically reviews the funds' investment performance as well as the quality of other services provided to the funds and their shareholders by each of the fund's service providers, including USAA Investment Management Company (IMCO) and its affiliates. The term of office for each Trustee shall be 20 years or until the Trustee reaches age 70. All members of the Board of Trustees shall be presented to shareholders for election or re-election, as the case may be, at least once every five years. Vacancies on the Board of Trustees can be filled by the action of a majority of the Trustees, provided that at least two-thirds of the Trustees have been elected by the shareholders.

         Set forth below are the Trustees and Officers of the Trust, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of Trustees of the USAA family of funds consisting of one registered investment company offering 39 individual funds as of March 31, 2008. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, TX 78288.

         If you would like more information about the funds' Trustees, you may call (800) 531-USAA to request a free copy of the funds' statement of additional information (SAI).

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED TRUSTEE(1)
--------------------------------------------------------------------------------

         CHRISTOPHER W. CLAUS (2, 4)
         Trustee
         Born: December 1960
         Year of Election or Appointment: 2001

         President, Financial Services Group, USAA (1/07-present); President and Chair of the Board of Directors, IMCO (2/08-present); President, USAA Financial Advisors, Inc. (FAI) (12/07-present); Chair of the Board of Directors and Chief Investment Officer, IMCO (1/07-2/08); President and Chief Executive Officer, Director, and Chair of the Board of Directors, IMCO (12/04-1/07); President and Chief Executive Officer, Director, and Vice Chair of the Board of Directors, IMCO (2/01-12/04). Mr. Claus serves as President, Trustee, and Vice Chair of the Board of Trustees of the USAA family of funds. He also serves as Chair of the Board of Directors of USAA Shareholder Account Services (SAS), USAA Financial Planning Services Insurance Agency, Inc. (FPS), and FAI. Mr. Claus is also a Director for USAA Life Insurance Company (USAA Life) and USAA Federal Savings Bank (FSB).

NON-INTERESTED (INDEPENDENT) TRUSTEES
--------------------------------------------------------------------------------

         BARBARA B. DREEBEN (3, 4, 5, 6)
         Trustee
         Born: June 1945
         Year of Election or Appointment: 1994

         President, Postal Addvantage (7/92-present), a postal mail list management service. Mrs. Dreeben holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

         (1) INDICATES THE TRUSTEE IS AN EMPLOYEE OF USAA INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND IS CONSIDERED AN "INTERESTED PERSON" UNDER THE INVESTMENT COMPANY ACT OF 1940.

         (2) MEMBER OF EXECUTIVE COMMITTEE

         (3) MEMBER OF AUDIT COMMITTEE

         (4) MEMBER OF PRICING AND INVESTMENT COMMITTEE

         (5) MEMBER OF CORPORATE GOVERNANCE COMMITTEE

         (6) THE ADDRESS FOR ALL NON-INTERESTED TRUSTEES IS THAT OF THE USAA FUNDS, P.O. BOX 659430, SAN ANTONIO, TX 78265-9430.

36

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

         ROBERT L. MASON, PH.D. (3, 4, 5, 6)
         Trustee
         Born: July 1946
         Year of Election or Appointment: 1997

         Institute Analyst, Southwest Research Institute (3/02-present); Staff Analyst, Southwest Research Institute (9/98-3/02), which focuses in the fields of technological research. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

         BARBARA B. OSTDIEK, PH.D. (3, 4, 5, 6)
         Trustee
         Born: March 1964
         Year of Election or Appointment: 2007

         Jesse H. Jones Graduate School of Management, Associate Professor of Management, Rice University (7/01-present) and Academic Director, El Paso Corporation Finance Center (7/02-present). Mrs. Ostdiek serves as a Trustee of the USAA family of funds. Mrs. Ostdiek holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

         MICHAEL F. REIMHERR (3, 4, 5, 6)
         Trustee
         Born: August 1945
         Year of Election or Appointment: 2000

         President of Reimherr Business Consulting (5/95-present), an organization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

         RICHARD A. ZUCKER (2, 3, 4, 5, 6)
         Trustee and Chair of the Board of Trustees
         Born: July 1943
         Year of Election or Appointment: 1992(+)

         Vice President, Beldon Roofing Company (7/85-present). Mr. Zucker holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

         (+) MR. ZUCKER WAS ELECTED AS CHAIR OF THE BOARD IN 2005.

38

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

         CLIFFORD A. GLADSON
         Vice President
         Born: November 1950
         Year of Appointment: 2002

         Senior Vice President, Fixed Income Investments, IMCO (9/02-present).

         RONALD B. SWEET
         Vice President
         Born: November 1962
         Year of Appointment: 2006

         Vice President, Equity Investments, IMCO (6/06-present); Assistant Vice President, Investment Strategy & Analysis, USAA (12/01-6/06).

         MARK S. HOWARD
         Secretary
         Born: October 1963
         Year of Appointment: 2002

         Senior Vice President, Life/IMCO/FPS General Counsel, USAA (10/03-present); Senior Vice President, Securities Counsel, USAA (12/02-10/03). Mr. Howard also holds the Officer positions of Senior Vice President, Secretary, and Counsel for Life, IMCO, FAI, FPS, and SAS.

         ROBERTO GALINDO, JR.
         Treasurer
         Born: November 1960
         Year of Appointment: 2000

         Assistant    Vice     President,     Portfolio     Accounting/Financial
         Administration, USAA (12/02-present); Assistant Treasurer, USAA family of funds (7/00-2/08).

         (1) INDICATES  THOSE  OFFICERS  WHO ARE  EMPLOYEES  OF USAA  INVESTMENT
             MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSON" UNDER THE INVESTMENT COMPANY ACT OF 1940.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

         JEFFREY D. HILL
         Chief Compliance Officer
         Born: December 1967
         Year of Appointment: 2004

         Assistant Vice President, Mutual Funds Compliance, USAA (9/04-present);
         Assistant  Vice  President,   Investment  Management  Administration  &
         Compliance, USAA (12/02-9/04).

         ROSE URBANCZYK
         Assistant Treasurer
         Born: June 1961
         Year of Appointment: 2008

         Executive Director, Finance, Senior Financial Officer, IMCO (11/07-present); Senior Financial Officer and Treasurer, FAI (4/07-present); Executive Director, Finance, Senior Financial Officer and Treasurer, FPS (8/06-present); Executive Director, Enterprise Planning & Performance Management (3/03-8/06); Director, Accounting/Financial, Corporate Financial Reporting, Planning & Analysis IMCO (2/01-10/06).

                  TRUSTEES    Christopher W. Claus
                              Barbara B. Dreeben
                              Robert L. Mason, Ph.D.
                              Barbara B. Ostdiek, Ph.D.
                              Michael F. Reimherr
                              Richard A. Zucker

--------------------------------------------------------------------------------

            ADMINISTRATOR,    USAA Investment Management Company
       INVESTMENT ADVISER,    P.O. Box 659453
          UNDERWRITER, AND    San Antonio, Texas 78265-9825
               DISTRIBUTOR

--------------------------------------------------------------------------------

            TRANSFER AGENT    USAA Shareholder Account Services
                              9800 Fredericksburg Road
                              San Antonio, Texas 78288

--------------------------------------------------------------------------------

             CUSTODIAN AND    State Street Bank and Trust Company
          ACCOUNTING AGENT    P.O. Box 1713
                              Boston, Massachusetts 02105

--------------------------------------------------------------------------------

               INDEPENDENT    Ernst & Young LLP
         REGISTERED PUBLIC    100 West Houston St., Suite 1800
           ACCOUNTING FIRM    San Antonio, Texas 78205

--------------------------------------------------------------------------------

               MUTUAL FUND    LEARN MORE ONLINE NOW
        SELF-SERVICE  24/7    At "Products   &  Services" click
              AT  USAA.COM    "Investments" then "Mutual Funds"

                  OR  CALL    View  account  balance,  transactions,  fund
            (800) 531-USAA    prices; or exchange/redeem fund shares.
                              Go to "My Accounts" then "Investments"

THE FUND FILES ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THESE FORMS N-Q ARE AVAILABLE AT NO CHARGE (I) BY CALLING (800) 531-USAA; (II) AT USAA.COM; AND
(III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. THESE FORMS N-Q ALSO MAY BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING (800) SEC-0330.

-------------------------------------------------------------------------------

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      USAA(R)        San Antonio, Texas 78288                     PRSRT STD
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          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
               USAA               ----------------------------------
                                     INSURANCE o MEMBER SERVICES

40861-0508                                   (C)2008, USAA. All rights reserved.


ITEM 2.  CODE OF ETHICS.

On September 20, 2007, the Board of Trustees of USAA Mutual Funds Trust approved a Code of Ethics (Sarbanes Code) applicable solely to its senior financial officers, including its principal executive officer (President), as defined under the Sarbanes-Oxley Act of 2002 and implementing regulations of the Securities and Exchange Commission. A copy of the Sarbanes Code is attached as an Exhibit to this Form N-CSR.

No waivers (explicit or implicit) have been granted from a provision of the Sarbanes Code.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

In 2006, the Trustee designated as the Board's audit committee financial expert resigned from the Board. The Board has not determined that another Trustee qualifies as an audit committee financial expert. The Board is seeking a replacement and will consider a candidate's qualifications to become the audit committee financial expert as a factor in the evaluation process.




ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES. The Registrant, USAA Mutual Funds Trust, consists of 39 funds in all. Only 12 funds of the Registrant have a fiscal year-end of March 31 and are included within this report (the Funds). The aggregate fees accrued or billed by the Registrant's independent auditor, Ernst & Young LLP, for professional services rendered for the audit of the Registrant's annual financial statements and services provided in connection with statutory and regulatory filings by the Registrant for the Funds for fiscal years ended March 31, 2008 and 2007 were $249,620 and $240,010, respectively.

(b) AUDIT RELATED FEE. The aggregate fees accrued or paid to Ernst & Young, LLP by USAA Shareholder Account Services (SAS) for professional services rendered for audit related services related to the annual study of internal controls of the transfer agent for fiscal years ended March 31, 2008 and 2007 were $64,375 and $55,000, respectively. All services were preapproved by the Audit Committee.

(c) TAX FEES. The aggregate fees paid or accrued by the Registrant for professional services rendered by Ernst & Young LLP for the tax services are listed below in the table:

------------------------------------------------------------------
               Review of Federal,
               State and City       Quarterly
               Income and tax       Diversification
               returns and excise   Review under
               tax calculations     Subchapter M            TOTAL
------------------------------------------------------------------
FYE 03-31-2008     $ 0                $    0                $    0
FYE 03-31-2007     $ 0                $4,027                $4,027
------------------------------------------------------------------
TOTAL              $ 0                $4,027                $4,027
------------------------------------------------------------------

All tax service fees were preapproved by the Audit Committee.

(d) ALL OTHER FEES. No such fees were billed by Ernst & Young LLP for fiscal years ended March 31, 2008 and 2007.

(e)(1) AUDIT COMMITTEE PRE-APPROVAL POLICY. All audit and non-audit services to be performed for the Registrant by Ernst & Young LLP must be pre-approved by the Audit Committee. The Audit Committee Charter also permits the Chair of the Audit Committee to pre-approve any permissible non-audit service that must be commenced prior to a scheduled meeting of the Audit Committee. All non-audit services were pre-approved by the Audit Committee or its Chair, consistent with the Audit Committee's preapproval procedures.

   (2)  Not applicable.

(f)  Not applicable.

(g) The aggregate non-audit fees billed by Ernst & Young LLP for services rendered to the Registrant and the Registrant's investment adviser, IMCO, and the Funds' transfer agent, SAS, for March 31, 2008 and 2007 were $106,475 and $93,587, respectively.

(h) Ernst & Young LLP provided non-audit services to IMCO in 2008 and 2007 that were not required to be pre-approved by the Registrant's Audit Committee because the services were not directly related to the operations of the Registrant's Funds. The Board of Trustees will consider Ernst & Young LLP's independence and will consider whether the provision of these non-audit services to IMCO is compatible with maintaining Ernst & Young LLP's independence.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considering by the Trust's Board in approving the Trust's advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). Code of Ethics pursuant to Item 2 of Form N-CSR is filed hereto exactly as set forth below:




                                 CODE OF ETHICS
                         FOR PRINCIPAL EXECUTIVE OFFICER
                          AND SENIOR FINANCIAL OFFICERS

                             USAA MUTUAL FUNDS TRUST

I.       PURPOSE OF THE CODE OF ETHICS

         USAA Mutual Funds Trust (the Trust or the Funds) has adopted this code of ethics (the Code) to comply with Section 406 of the Sarbanes-Oxley Act of 2002 (the Act) and implementing regulations of the Securities and Exchange Commission (SEC). The Code applies to the Trust's Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer (each a Covered Officer), as detailed in Appendix A.

         The purpose of the Code is to promote:
            - honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between the Covered Officers' personal and professional relationships;
            - full, fair, accurate, timely and understandable disclosure in reports and documents that the Trust files with, or submits to, the SEC and in other public communications made by the Trust;
            - compliance with applicable laws and governmental rules and regulations;
            - prompt internal reporting of violations of the Code to the Chief Legal Officer of the Trust, the President of the Trust (if the violation concerns the Treasurer), the Chair/CEO of USAA, and if deemed material to the Funds' financial condition or reputation, the Chair of the Trust's Board of Trustees; and
            -     accountability for adherence to the Code.

         Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to actual and apparent conflicts of interest.

II.      CONFLICTS OF INTEREST

A.       DEFINITION OF A CONFLICT OF INTEREST.

         A conflict of interest exists when a Covered Officer's private interest influences, or reasonably appears to influence, the Covered Officer's judgment or ability to act in the best interests of the Funds and their shareholders. For example, a conflict of interest could arise if a Covered Officer, or an immediate family member, receives personal benefits as a result of his or her position with the Funds.

         Certain conflicts of interest arise out of relationships between Covered Officers and the Funds and are already subject to conflict of interest provisions in the Investment Company Act of 1940 (the 1940 Act) and the Investment Advisers Act of 1940 (the Advisers Act). For example, Covered Officers may not individually engage in certain transactions with the Funds because of their status as "affiliated persons" of the Funds. The USAA Funds' and USAA Investment Management Company's (IMCO) compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside of the parameters of this Code.

         Although typically not presenting an opportunity for improper personal benefit, conflicts could arise from, or as a result of, the contractual relationships between the Funds and IMCO of which the Covered Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Funds or for IMCO, or for both), be involved in establishing policies and implementing decisions that will have different effects on IMCO and the Funds. The participation of Covered Officers in such activities is inherent in the contractual relationship between the Funds and IMCO and is consistent with the performance by the Covered Officers of their duties as officers of the Funds. Thus, if performed in compliance with the provisions of the 1940 Act and the Advisers Act, such activities will be deemed to have been handled ethically.

         B. GENERAL RULE. Covered Officers Should Avoid Actual and Apparent Conflicts of Interest.

         Conflicts of interest, other than the conflicts described in the two preceding paragraphs, are covered by the Code. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Funds and their shareholders.

         Each Covered Officer must not engage in conduct that constitutes an actual conflict of interest between the Covered Officer's personal interest and the interests of the Funds and their shareholders. Examples of actual conflicts of interest are listed below but are not exclusive. Each Covered Officer must not:

         - use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Funds whereby the Covered Officer would benefit personally to the detriment of the Funds and their shareholders;
         - cause the Funds to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Funds and their shareholders.
         - accept gifts, gratuities, entertainment or any other benefit from any person or entity that does business or is seeking to do business with the Funds DURING CONTRACT NEGOTIATIONS.
         - accept gifts, gratuities, entertainment or any other benefit with a market value over $100 per person, per year, from or on behalf of any person or entity that does, or seeks to do, business with or on behalf of the Funds.
              - EXCEPTION. Business-related entertainment such as meals, and tickets to sporting or theatrical events, which are infrequent and not lavish are excepted from this prohibition. Such entertainment must be appropriate as to time and place, reasonable and customary in nature, modest in cost and value, incidental to the business, and not so frequent as to raise any question of impropriety (Customary Business Entertainment).

         Certain situations that could present the appearance of a conflict of interest should be discussed with, and approved by, or reported to, an appropriate person. Examples of these include:

         - service as a director on the board or an officer of any public or private company, other than a USAA company or the Trust, must be approved by the USAA Funds' and IMCO's Code of Ethics Committee and reported to the Trust.
         - the receipt of any non-nominal (i.e., valued over $25) gifts from any person or entity with which a Trust has current or prospective business dealings must be reported to the Chief Legal Officer. For purposes of this Code, the individual holding the title of Secretary of the Trust shall be considered the Chief Legal Officer of the Trust.
         - the receipt of any business-related entertainment from any person or entity with which the Funds have current or prospective business dealings must be approved in advance by the Chief Legal Officer unless such entertainment qualifies as Customary Business Entertainment.
         - any ownership interest in, or any consulting or employment relationship with, any of the Trust's service providers, other than IMCO or any other USAA company, must be approved by the Chair/CEO of USAA and reported to the Trust's Board.
         - any material direct or indirect financial interest in commissions, transaction charges or spreads paid by the Funds for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership should be approved by the Chair/CEO of USAA and reported to the Trust's Board.

III.     DISCLOSURE AND COMPLIANCE REQUIREMENTS

         - Each Covered Officer should familiarize himself with the disclosure requirements applicable to the Funds, and the procedures and policies implemented to promote full, fair, accurate, timely and understandable disclosure by the Trust.
         - Each Covered Officer should not knowingly misrepresent, or cause others to misrepresent, facts about the Funds to others, whether within or outside the Funds, including to the Funds' Trustees and auditors, and to government regulators and self-regulatory organizations.
         - Each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Funds and IMCO with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents filed by the Trust with, or submitted to, the SEC, and in other public communications made by the Funds.
         - Each Covered Officer is responsible for promoting compliance with the standards and restrictions imposed by applicable laws, rules and regulations, and promoting compliance with the
              USAA Funds' and IMCO's operating policies and procedures.
         -    A Covered Officer should not retaliate against any person who reports a potential violation of this Code in good faith.
         -    A Covered Officer should notify the Chief Legal Officer promptly if he knows of any violation of the Code. Failure to do so itself is a violation of this Code.

IV.      REPORTING AND ACCOUNTABILITY

         A. INTERPRETATION OF THE CODE. The Chief Legal Officer of the Trust is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret the Code in any particular situation. The Chief Legal Officer should consult, if appropriate, the USAA Funds' outside counsel or counsel for the Independent Trustees. However, any approvals or waivers sought by a Covered Officer will be reported initially to the Chair/CEO of USAA and will be considered by the Trust's Board of Trustees.

         B.     REQUIRED REPORTS

                -     EACH COVERED OFFICER MUST:
                      - Upon adoption of the Code, affirm in writing to the Board that he has received, read and understands the Code.
                      - Annually thereafter affirm to the Chief Legal Officer that he has complied with the requirements of the Code.

                -     THE CHIEF LEGAL OFFICER MUST:
                      - report to the Board about any matter or situation submitted by a Covered Officer for interpretation under the Code, and the advice given by the Chief Legal Officer;
                      - report annually to the Board and the Corporate Governance Committee describing any issues that arose under the Code, or informing the Board and Corporate Governance Committee that no reportable issues occurred during the year.

         C.       INVESTIGATION PROCEDURES

         The Funds will follow these procedures in investigating and enforcing this Code:

               - INITIAL COMPLAINT. All complaints or other inquiries concerning potential violations of the Code must be reported to the Chief Legal Officer. The Chief Legal Officer shall be responsible for documenting any complaint. The Chief Legal Officer also will report immediately to the President of the Trust (if the complaint involves the Treasurer), the Chairman/CEO of USAA and the Chair of the Trust's Audit Committee (if the complaint involves the President) any material potential violations that could have a material effect on the Funds' financial condition or reputation. For all other complaints, the Chief Legal Officer will report quarterly to the Board.
               - INVESTIGATIONS. The Chief Legal Officer will take all appropriate action to investigate any potential violation unless the Chair/CEO of USAA directs another person to undertake such investigation. The Chief Legal Officer may utilize USAA's Office of Ethics to do a unified investigation under this Code and USAA's Code of Conduct. The Chief Legal Officer may direct the Trust's outside counsel or the counsel to the Independent Trustees (if any) to participate in any investigation under this Code.
               - STATUS REPORTS. The Chief Legal Officer will provide monthly status reports to the Board about any alleged violation of the Code that could have a material effect on the Funds' financial condition or reputation, and quarterly updates regarding all other alleged violations of the Code.
               - VIOLATIONS OF THE CODE. If after investigation, the Chief Legal Officer, or other investigating person, believes that a violation of the Code has occurred, he will report immediately to the Chair/CEO of USAA the nature of the violation, and his recommendation regarding the materiality of the violation. If, in the opinion of the investigating person, the violation could materially affect the Funds' financial condition or reputation, the Chief Legal Officer also will notify the Chair of the Trust's Audit Committee.
                  The Chief Legal Officer will inform, and make a recommendation to, the Board, which will consider what further action is appropriate. Appropriate action could include: (1) review of, and modifications to, the Code or other applicable policies or procedures; (2) notifications to appropriate personnel of IMCO or USAA; (3) dismissal of the Covered Officer; and/or
                  (4) other disciplinary actions including reprimands or fines.
                  - The Board of Trustees understands that Covered Officers also are subject to USAA's Code of Business Conduct. If a violation of this Code also violates USAA's Code of Business Conduct, these procedures do not limit or restrict USAA's ability to discipline such Covered Officer under USAA's Code of Business Conduct. In that event, the Chairman of the Board of Trustees will report to the Board the action taken by USAA with respect to a Covered Officer.

V.       OTHER POLICIES AND PROCEDURES

         This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Act and the implementing regulations adopted by the SEC applicable to registered investment companies. If other policies and procedures of the Trust, IMCO, or other service providers govern or purport to govern the behavior or activities of Covered Officers, they are superseded by this Code to the extent that they overlap, conflict with, or are more lenient than the provisions of this Code. The USAA Funds' and IMCO's Joint Code of Ethics under Rule 17j-1 under the 1940 Act, and IMCO's more detailed compliance policies and procedures (including its Insider Trading Policy) are separate requirements applying to Covered Officers and other IMCO employees, and are not part of this Code. Also, USAA's Code of Conduct imposes separate requirements on Covered Officers and all employees of USAA, and also is not part of this Code.

VI.      AMENDMENTS

         Any amendment to this Code, other than amendments to Appendix A, must be approved or ratified by majority vote of the Board of Trustees.

VII.     CONFIDENTIALITY AND DOCUMENT RETENTION

         The Chief Legal Officer shall retain material investigation documents and reports required to be prepared under the Code for six years from the date of the resolution of any such complaint. All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the appropriate Board of Trustees and counsel for the Independent Trustees (if any), the Trust and its counsel, IMCO, and other personnel of USAA as determined by the affected Trust's Chief Legal Officer or the Chairman of the Board of Trustees.



Approved and adopted by IMCO's Code of Ethics Committee: June 12, 2003 Approved and adopted by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free
Trust: June 25, 2003.

Approved and adopted by the Board of Trustees of USAA Life Investment Trust:
August 20, 2003.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 15, 2005.

Approved and adopted as amended by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free Trust: September 14, 2005.

Approved and adopted as amended by the Board of Trustees of USAA Life Investment
Trust: December 8, 2005.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 16, 2006.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 13, 2006.

Approved and adopted by IMCO's Code of Ethics Committee:  August 28, 2007

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 20, 2007




                                   APPENDIX A
                                COVERED OFFICERS
                                ----------------

                                   PRESIDENT
                                   TREASURER

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended March 31, 2008

By:*     /s/ MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    MAY 26, 2008
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    May 30, 2008
         ------------------------------


By:*     /s/ ROBERT GALINDO, JR.
         ----------------------------------------------------
         Signature and Title:  Robert Galindo, Jr., Treasurer

Date:    May 28, 2008
         ------------------------------


*Print the name and title of each signing officer under his or her signature.